American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND
Focused Dynamic Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Maximum Account Fee | American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND	$ 25	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Management Fees (as a percentage of Assets)		1.10%	0.90%	1.10%	1.10%
Distribution and Service (12b-1) Fees		none	none	0.50%	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.11%	0.91%	1.61%	1.36%
Fee Waiver or Reimbursement	[1]	0.08%	0.08%	0.08%	0.08%
Net Expenses (as a percentage of Assets)		1.03%	0.83%	1.53%	1.28%
[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2017, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	105	342	601	1,341
INSTITUTIONAL CLASS	85	279	493	1,109
R CLASS	156	498	866	1,900
ADVISOR CLASS	131	420	734	1,624

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 216% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of early and rapid stage growth companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the fund will invest in 30 to 45 securities.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing or the expectation of increasing cash flows, or other indications of financial health. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

Principal Risks

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Growth Stocks - Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized. These risks may even be greater for early and rapid stage growth companies.

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Issuer Focus Risk - Under normal market conditions, the fund will invest in 30 to 45 securities. As result, the fund’s performance may be more volatile than the performance of funds holding more securities.

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Style Risk - If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.

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Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 18.48% Lowest Performance Quarter (3Q 2008): -22.37%
As of September 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -7.26%.

Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND		Label	1 Year	5 Years	Since Inception	Inception Date
INVESTOR CLASS		Investor Class Return Before Taxes	11.86%	13.33%	7.58%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	11.50%	13.03%	7.28%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	6.99%	10.71%	6.11%	May 31, 2006
INSTITUTIONAL CLASS		Institutional Class Return Before Taxes	12.05%	13.54%	7.80%	May 31, 2006
R CLASS		R Class Return Before Taxes	11.27%	12.76%	7.05%	May 31, 2006
ADVISOR CLASS		Advisor Class Return Before Taxes	11.49%	13.03%	7.31%	May 31, 2006
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	8.06%	May 31, 2006
Russell 1000 Growth Index	[1]	Russell 1000® Growth Index1 (reflects no deduction for fees, expenses or taxes)	13.05%	15.80%	9.37%	May 31, 2006
[1]	Effective June 21, 2016 the fund’s investment advisor has selected a different index for comparison purposes. The advisor believes the Russell 1000® Growth Index is more reflective of the fund’s strategy.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.